Income Tax Expense (Tables)	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Income Tax Expense [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents the Company’s Income tax expense and the effective tax rate:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Income (loss) before taxes	$(1,461)	$(700)
Income tax expense	157	92
Effective tax rate	(11)%	(13)%

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits, excluding accrued interest and penalties for the nine months ended March 28, 2025:

(in millions)
Accrual balance at June 28, 2024	$47
Gross increases related to current year tax positions	10
Gross decrease related to prior year tax positions	(1)
Gross increase related to transfer from Western Digital Corporation	78
Gross decrease related to settlement	(7)

Accrual balance at March 28, 2025	$127

The Flash Business of Western Digital Corporation [Member]
Income Tax Expense [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) Before Taxes
The domestic and foreign components of Income (loss) before taxes were as follows:

	2024	2023	2022
	(in millions)
Foreign	$(543)	$(2,253)	$276
U.S.	40	251	958

Income (loss) before taxes	$(503)	$(2,002)	$1,234

Schedule of Components of Income Tax Expense (Benefit)
Income Tax Expense
The components of the income tax expense were as follows:

	2024	2023	2022
	(in millions)
Current:
Foreign	$158	$138	$84
U.S. - Federal	20	76	141
U.S. - State	7	8	13

	185	222	238

Deferred:
Foreign	7	(15)	24
U.S. - Federal	(19)	(65)	(82)
U.S. - State	(4)	(1)	(10)

	(16)	(81)	(68)

Total income tax expense (benefit)	$169	$141	$170

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Temporary differences and carryforwards, which give rise to a significant portion of deferred tax assets and liabilities were as follows:

	June 28, 2024	June 30, 2023
	(in millions)
Deferred tax assets:
Sales related reserves and accrued expenses not currently deductible	$45	$56
Accrued compensation and benefits not currently deductible	17	7
Other current accruals	17	19
Net operating loss carryforward	19	15
Share based compensation	17	17
Long-lived assets	15	28
Lease liability	45	28
Unrealized gain (loss)	67	44
Other	8	1

Total deferred tax assets	250	215
Deferred tax liabilities:
Intangible assets	(3)	(13)
Foreign withholding tax	(86)	(93)
Right-of-use asset	(43)	(26)
Deferred income	(8)	(3)
Other	(2)	(6)

Total deferred tax liabilities	(142)	(141)

Valuation allowances	(27)	(26)

Deferred tax assets, net	$81	$48

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of the U.S. federal statutory rate to the Business’s effective tax rate is as follows:

	2024	2023	2022
Tax at federal statutory tax rate	21.0%	21.0%	21.0%
Tax rate differential on international incomes	(42.3)	(28.7)	0.4
Foreign withholding tax	(10.8)	(1.7)	2.9
Change in valuation allowance	(2.2)	(0.4)	1.4
Tax effect of U.S. foreign income inclusion	(1.2)	(0.4)	5.8
Tax effect of U.S. foreign derived intangible income	1.9	3.1	(7.6)
Tax effect of permanent differences	(1.4)	(0.5)	(0.1)
Tax effect of goodwill impairment	—	(7.0)	—
Tax effect of intangible assets	0.9	4.3	(6.5)
Tax rate change	0.6	0.1	—
Unremitted earnings of certain non-U.S. entities	2.2	0.4	—
Change in uncertain tax positions	(11.4)	0.6	0.5
Return to provision adjustment	(1.3)	(0.2)	(0.5)
Foreign income tax credits	5.1	1.4	(2.4)
R&D tax credits	2.7	1.0	(2.1)
Tax effect of share-based compensation	(1.1)	(0.5)	0.9
Federal audit settlements	3.3	—	—
Other	0.4	0.5	0.1

Effective income tax rate	(33.6)%	(7.0)%	13.8%

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits excluding accrued interest and penalties:

	2024	2023	2022
	(in millions)
Unrecognized tax benefit, beginning balance	$25	$17	$11
Gross increases related to current year tax positions	15	10	7
Gross increases related to prior year tax positions	10	1	—
Gross decreases related to prior year tax positions	(3)	(3)	(1)
Settlements	—	—	—

Unrecognized tax benefit, ending balance	$47	$25	$17

Schedule of major jurisdictions within which the Business receives foreign

Jurisdiction	NOL Carryforward Amount	Expiration
	(in millions)
Malaysia	$44	2028
Netherlands	12	2026

Summary of Income Tax Examinations [Table Text Block]

Jurisdiction	Period Subject to Examination
China (calendar)	2014-2023
Ireland (fiscal)	2020-2023
India (fiscal)	2009-2023
Israel (fiscal)	2014-2023
Japan (fiscal)	2017-2023
Malaysia (fiscal)	2017-2023
Singapore (fiscal)	2020-2023
United Kingdom (fiscal)	2022-2023